Nature of business and organization - Historic Business Acquisition (Details) - Sonic Auspice DC LLC	Dec. 07, 2023 USD ($)
Nature of business and organization
Ownership interest to be acquired (as a percent)	55.00%
Sonic Auspice DC LLC
Nature of business and organization
Total consideration	$ 750